UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	8,000,000,000	8,000,000,000
Ordinary shares, shares issued (in shares)	288,989,049	288,989,049
Ordinary shares, shares outstanding (in shares)	288,989,049	288,989,049
Class B Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	48,960,916	48,960,916
Ordinary shares, shares outstanding (in shares)	48,960,916	48,960,916